Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising expense			$ 0	$ 0
Insured balances	$ 250,000		250,000,000
Uninsured cash balances	$ 970,000		970,000
Allowances for uncollectible accounts			222,000
Uninsured cash balances			$ 816,000
Stock Incentive Plan 2020 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reserved shares	600,000		6,000,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Major Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	78.00%	76.00%	72.00%	66.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Five Major Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue	79.00%	72.00%	72.00%	73.00%
Cash [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Uninsured cash balances			$ 652,000	$ 719,000